Fair Value Measurements - Summary of fair value of the derivative warrant liabilities (Detail) - Warrants [Member] - Reinvent Technology Partners Y [Member]	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities balances
Issuance of derivative warrant liabilities	35,160,700
Transfer of Public Warrants to Level 1	(22,008,700)
Change in fair value of derivative warrant liabilities	3,753,970
Derivative warrant liabilities at balances	16,905,970
Public Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities balances
Issuance of derivative warrant liabilities	19,769,110
Transfer of Public Warrants to Level 1	(22,008,700)
Change in fair value of derivative warrant liabilities	2,239,590
Derivative warrant liabilities at balances
Private Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities balances
Issuance of derivative warrant liabilities	15,391,590
Change in fair value of derivative warrant liabilities	1,514,380
Derivative warrant liabilities at balances	$ 16,905,970